IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Wholesale Rankings of 22 Grade Internal Risk Ratings with Ratings Used by S&P and Moody's	The following table aligns the relative rankings of our
22-grade
internal risk ratings with the external ratings used by S&P and Moody’s.

Internal ratings map*	Table 41

PD Bands

Ratings	Business and Bank	Sovereign	BRR	S&P	Moody’s	Description
1	0.0000% – 0.0300%	0.0000% – 0.0150%	1+	AAA	Aaa	Investment Grade
2	0.0000% – 0.0300%	0.0151% – 0.0250%	1H	AA+	Aa1
3	0.0000% – 0.0350%	0.0251% – 0.0350%	1M	AA	Aa2
4	0.0351% – 0.0475%		1L	AA-	Aa3
5	0.0476% – 0.0650%		2+H	A+	A1
6	0.0651% – 0.0875%		2+M	A	A2
7	0.0876% – 0.1150%		2+L	A-	A3
8	0.1151% – 0.1475%		2H	BBB+	Baa1
9	0.1476% – 0.1925%		2M	BBB	Baa2
10	0.1926% – 0.3170%		2L	BBB-	Baa3
11	0.3171% – 0.5645%		2-H	BB+	Ba1	Non-investment Grade
12	0.5646% – 0.9360%		2-M	BB	Ba2
13	0.9361% – 1.5380%		2-L	BB-	Ba3
14	1.5381% – 2.3030%		3+H	B+	B1
15	2.3031% – 3.3460%		3+M	B	B2
16	3.3461% – 6.7890%		3+L	B-	B3
17	6.7891% – 10.2880%		3H	CCC+	Caa1
18	10.2881% – 13.0635%		3M	CCC	Caa2
19	13.0636% – 22.1820%		3L	CCC-	Caa3
20	22.1821% – 99.9990%		4	CC	Ca
21	100%		5	D	C	Impaired
22	100%		6	D	C
*	This table represents an integral part of our 2020 Annual Consolidated Financial Statements.

Summary of Retail PD Bands to Various Risk Levels
The following table approximates the mapping of PD bands to various summarized risk levels for retail exposures:

Internal ratings map*	Table 42

PD bands	Description
0.030% – 1.828%	Low risk
1.829% – 5.670%	Medium risk
5.671% – 99.99%	High risk
100%	Impaired/Default
*	This table represents an integral part of our 2020 Annual Consolidated Financial Statements.

Summary of Market Risk VaR and Market Risk SVaR
Market risk measures – FVTPL positions

Market risk measures*	Table 51

	October 31, 2020				October 31, 2019
		For the year ended				For the year ended

(Millions of Canadian dollars)	As at	Average	High	Low	As at	Average	High	Low
Equity	$23	$33	$64	$13	$22	$19	$32	$11
Foreign exchange	3	3	6	1	3	4	13	2
Commodities	3	3	7	1	2	2	4	1
Interest rate (1)	47	54	178	11	13	14	19	11
Credit specific (2)	7	6	7	4	5	5	6	4
Diversification (3)	(18)	(25)	n.m.	n.m.	(17)	(17)	n.m.	n.m.
Market risk VaR	$65	$74	$232	$18	$28	$27	$45	$15
Market risk Stressed VaR	$86	$109	$228	$49	$85	$106	$161	$76

*	This table represents an integral part of our 2020 Annual Consolidated Financial Statements.
(1)	General credit spread risk and funding spread risk associated with uncollateralized derivatives are included under interest rate VaR.
(2)	Credit specific risk captures issuer-specific credit spread volatility.
(3)	Market risk VaR is less than the sum of the individual risk factor VaR results due to portfolio diversification.
n.m.	not meaningful

Summary of Market Risk Structural Interest Rate Sensitivities Measures
Market risk controls – Interest Rate Risk in the Banking Book (IRRBB) positions
1
IRRBB activity arises primarily from traditional customer-originated banking products such as deposits and loans, and includes related hedges as well as the interest rate risk from securities held for liquidity management. Factors contributing to IRRBB include the mismatch between asset and liability repricing dates, relative changes in asset and liability rates in response to market rate scenarios, and other product features that could affect the expected timing of cash flows, such as options to pre-pay
loans or redeem term deposits prior to contractual maturity. IRRBB exposures are subject to limits and controls and are regularly measured and reported with independent oversight from GRM.
The Board approves the risk appetite for IRRBB, and the Asset-Liability Committee (ALCO), along with GRM, provides ongoing governance of IRRBB measurement and management through risk policies, limits, operating standards and other controls. IRRBB reports are reviewed regularly by GRM, ALCO, the GRC, the Risk Committee of the Board and the Board.

IRRBB measurement
To monitor and control IRRBB, we assess two primary metrics, Net Interest Income (NII) risk and Economic Value of Equity (EVE) risk, under a range of market shocks, scenarios, and time horizons. Market scenarios include currency-specific parallel and non-parallel
yield curve changes, interest rate volatility shocks, and regulator-prescribed interest rate shock scenarios.
In measuring NII risk, detailed structural balance sheets and income statements are dynamically simulated to determine the impact of market stress scenarios on projected NII. Assets, liabilities and off-balance
sheet positions are simulated over various time horizons. The simulations incorporate product maturities, renewals and growth along with prepayment and redemption behaviour. Product pricing and volumes are forecast based on past experience and expectations for a given market stress scenario. EVE risk captures the market value sensitivity to changes in rates. In measuring EVE risk, deterministic (single-scenario) and stochastic (multiple-scenario) valuation techniques are applied to detailed spot position data. NII and EVE risks are measured for a range of market risk stress scenarios which include extreme but plausible changes in market rates and volatilities. The IRRBB measures do not include the benefit of management actions to reduce exposures.
Management of NII and EVE risk is complementary and supports our efforts to generate a sustainable high-quality NII stream. NII and EVE risks for specific units are measured daily, weekly or monthly depending on their materiality, complexity and hedge strategy.
A number of assumptions affecting cash flows, product
re-pricing
and the administration of rates underlie the models used to measure NII and EVE risk. The key assumptions pertain to the expected funding profile of mortgage rate commitments, fixed rate loan prepayment behaviour, term deposit redemption behaviour, and the treatment of non-maturity
deposits. All assumptions are derived empirically based on historical client behaviour and product pricing with consideration of possible forward-looking changes. All models and assumptions used to measure IRRBB are subject to independent oversight by GRM.

Market risk measures – IRRBB Sensitivities
The following table shows the potential
before-tax
impact of an immediate and sustained 100 bps increase or decrease in interest rates on projected
12-month
NII and EVE, assuming no subsequent hedging. Rate floors are applied within the declining rates scenarios which prevent EVE valuation and NII simulation rate levels from falling below a minimum average level of negative 25 bps across major currencies. Interest rate risk measures are based upon interest rate exposures at a specific time, which over time, can change in response to business activities and management actions.

1	IRRBB positions include the impact of derivatives in hedge accounting relationships and FVOCI securities used for interest rate risk management.

Market risk – IRRBB measures*	Table 52

	2020						2019
	EVE risk			NII risk (1)
(Millions of Canadian dollars)	Canadian dollar impact	U.S. dollar impact	Total	Canadian dollar impact	U.S. dollar impact	Total	EVE risk	NII risk (1)
Before-tax impact of:
100 bps increase in rates (2)	$(1,486)	$(270)	$(1,756)	$571	$247	$818	$(1,356)	$479
100 bps decrease in rates (2)	1,145	176	1,321	(472)	(149)	(621)	920	(637)

*	This table represents an integral part of our 2020 Annual Consolidated Financial Statements.
(1)	Represents the 12-month NII exposure to an instantaneous and sustained shift in interest rates.
(2)
The IRRBB 100 bps rate increase and decrease scenarios were updated on a prospective basis in accordance with OSFI’s B-12:
Interest Rate Risk Management
guideline, which became effective January 1, 2020. This resulted in the inclusion of EVE and NII risk arising from Capital Markets and treasury related services within Investor & Treasury Services banking book activities in 2020.

Summary of Long-Term Funding Sources

Long-term funding sources*	Table 56

	As at
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Unsecured long-term funding	$88,055	$94,662
Secured long-term funding	63,043	63,853
Subordinated debentures	9,574	9,788
	$160,672	$168,303

*	This table represents an integral part of our 2020 Annual Consolidated Financial Statements.

Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis

Contractual maturities of financial liabilities and off-balance sheet items – undiscounted basis*	Table 63

	As at October 31, 2020
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$510,849	$343,201	$33,168	$91,871	$31,706	$1,010,795
Other
Acceptances	9	18,609	–	–	–	18,618
Obligations related to securities sold short	–	29,121	–	–	–	29,121
Obligations related to assets sold under repurchase agreements and securities loaned	8,315	260,945	4,971	–	–	274,231
Other liabilities	199	37,681	188	358	8,678	47,104
Lease liabilities	–	633	604	1,545	2,575	5,357
Subordinated debentures	–	–	205	110	9,552	9,867
	519,372	690,190	39,136	93,884	52,511	1,395,093
Off-balance sheet items
Financial guarantees (2)	$17,141	$–	$–	$–	$–	$17,141
Other commitments (3)	–	81	82	209	344	716
Commitments to extend credit (2)	239,212	43,025	2	–	–	282,239
	256,353	43,106	84	209	344	300,096
Total financial liabilities and off-balance sheet items	$775,725	$733,296	$39,220	$94,093	$52,855	$1,695,189

	As at October 31, 2019
(Millions of Canadian dollars)	On demand	Within 1 year	1 year to 2 years	2 years to 5 years	5 years and greater	Total
Financial liabilities
Deposits (1)	$406,042	$315,398	$50,218	$83,651	$30,560	$885,869
Other
Acceptances	–	18,091	–	–	–	18,091
Obligations related to securities sold short	–	35,125	–	–	–	35,125
Obligations related to assets sold under repurchase agreements and securities loaned	5,977	220,592	4	–	–	226,573
Other liabilities	617	31,794	190	640	8,512	41,753
Subordinated debentures	–	–	–	316	9,499	9,815
	412,636	621,000	50,412	84,607	48,571	1,217,226
Off-balance sheet items
Financial guarantees (2)	$16,608	$–	$–	$–	$–	$16,608
Lease commitments	–	805	719	1,619	3,032	6,175
Commitments to extend credit (2)	226,021	38,148	6	1	–	264,176
	242,629	38,953	725	1,620	3,032	286,959
Total financial liabilities and off-balance sheet items	$655,265	$659,953	$51,137	$86,227	$51,603	$1,504,185

*	This table represents an integral part of our 2020 Annual Consolidated Financial Statements.
(1)	A major portion of relationship-based deposits are repayable on demand or at short notice on a contractual basis while, in practice, these customer balances form a core base for our operations and liquidity needs, as explained in the preceding Deposit and funding profile.
(2)	We believe that it is highly unlikely that all or substantially all of these guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled. The management of the liquidity risk associated with potential extensions of funds is outlined in the preceding Risk measurement section.
(3)	Includes commitments related to short-term and low-dollar value leases, leases not yet commenced, and lease payments related to non-recoverable tax.